Financial risk management and financial instruments - Interest Rate Swap (Details) - ZAR (R) R in Millions		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Financial risk management and financial instruments
Fair value loss recognised in other comprehensive income	[1]	R (287)	R 1,233	R 1,821
Recognised in profit and loss		(2,465)	(3,876)	649
Loss recognised in other comprehensive income		1,400	286	302
Gain on reclassification from cash flow hedge reserve to profit and loss		1,115
Interest rate swaps
Financial risk management and financial instruments
Recognised in profit and loss		R (1,475)	52	R 14
Interest rate swaps | Mozambique
Financial risk management and financial instruments
Average fixed rate		2.80%
Recognised in profit and loss		R 10
Interest rate swaps | Cash flow hedge | North America
Financial risk management and financial instruments
Average fixed rate		2.78%
Fair value loss recognised in other comprehensive income		R (285)	(950)
Recognised in profit and loss		(1,485)	R 52
Loss recognised in other comprehensive income		1,400
Gain on reclassification from cash flow hedge reserve to profit and loss		R 1,115

[1]	These amounts include the loss of R1 400 million (2018 - R286 million; 2017 - R302 million) on the revaluation of the cash flow hedge pertaining to the interest rate swap and a gain of R1 115 million relating to the reclassification of the swap to profit and loss on termination of the hedge relationship.